Short-Term Debt and Credit Facilities Short-Term Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Short-Term Debt and Credit Facilities [Line Items]
Schedule of Line of Credit Facilities [Table Text Block]
The following table summarizes MidAmerican Energy's availability under its two unsecured revolving credit facilities as of December 31 (in millions):

	2015	2014

Credit facilities	$605	$605
Less:
Short-term debt outstanding	—	(50)
Variable-rate tax-exempt bond support	(195)	(195)
Net credit facilities	$410	$360